April 5, 2006



United States Securities
and Exchange Commission
Judicial Plaza
450 Fifth Street NW
Washington, D.C. 20549

RE:  AEI Income & Growth Fund 26 LLC (333-125266)
     Post-Effective Amendment No. 1 to Registration Statement on
     Form SB-2

Dear Sir or Madam:

     Filed electronically in connection with the above-referenced Registration Statement on Form SB-2 is the Post-Effective Amendment No. 1 to the Registration Statement.

     The purpose of this amendment is to include updated financial information for the year ended December 31, 2005 and to update the property disclosure and Income Tax Aspects section. The amendment is filed in accordance with the requirements of paragraph 20D of Guide 5.

     If you have any questions regarding this filing, please call Patrick Keene at 651-225-7738.




Sincerely,


AEI Fund Management XXI, Inc.
Patrick W. Keene
Chief Financial Officer